INCOME TAX EXPENSE - Current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax expense
Current period	$ 132.4	$ 154.2
Settlement or adjustment for prior periods	(0.1)	(2.3)
Deferred tax expense
Origination and reversal of temporary differences	(77.5)	(61.1)
Change in unrecognized deferred tax assets from impairment and asset derecognition charges	32.9	0.3
Change in unrecognized deferred tax assets	(11.6)	23.9
Total tax expense	$ 76.1	$ 115.0